Bear Stearns

Premier Shares

Prospectus

March 10, 2004

•	TempCash

•	FedFund

•	MuniCash

•	California Money Fund

•	New York Money Fund

This prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

T his Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Premier Shares of various portfolios of the BlackRock Liquidity Funds (the “Trust”). BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Premier Shares of the Trust offered by this Prospectus represent interests in TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Bear Stearns Premier Shares of the Trust.

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Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempCash FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment goal of each Fund may be changed by the Trust’s Board of Trustees without shareholder approval.

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Principal Investment Policies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short term Municipal Obligations (as defined below), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. “Municipal Obligations” are those obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

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New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

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Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

California Money Fund and New York Money Funds

Each Fund is non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from other federal income tax but are subject to California State personal income tax or New York State and New York City personal income taxes, respectively.

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Performance Information

The Bear Stearns Premier Shares of the Funds do not have a performance history as of the date of this Prospectus. As a result, the Bar Charts below indicate the risks of investing in an existing share class of each Fund (Institutional Shares for the New York Money Fund and Dollar Shares for all other Funds) by showing how the performance of such shares of each Fund has varied from year-to-year, and by showing the average annual return for such shares of each Fund. The Tables show the average annual return for one, five and ten years for the applicable existing share class (Institutional Shares for New York Money Fund and Dollar Shares for all other Funds). The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.60%	0.18%
(09/30/00)	(12/31/03)

The Fund’s Average Annual Total Return for Periods Ended December 31, 2003

	1 Year	5 Years	10 Years

TempCash Dollar Shares[1]	0.85%	3.47%	4.29%

	7-Day Yield As of December 31, 2003

TempCash Dollar Shares[1]	0.74%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	Because the Bear Stearns Premier Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.43%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares will be 0.70%.

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Best Quarter	Worst Quarter
1.56%	0.16%
(12/31/00)	(12/31/03)

The Fund’s Average Annual Total Return for Periods Ended December 31, 2003

	1 Year	5 Years	10 Years

FedFund Dollar Shares[1]	0.77%	3.34%	4.17%

	7-Day Yield As of December 31, 2003

FedFund Dollar Shares[1]	0.65%

Current Yield: You may call your broker to obtain the Fund’s current 7-day yield.

[1]	Because the Bear Stearns Premier Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares will be 0.70%.

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Best Quarter	Worst Quarter
1.01%	0.14%
(12/31/00)	(09/30/03)

The Fund’s Average Annual Total Return for Periods Ended December 31, 2003

	1 Year	5 Years	10 Years

MuniCash Dollar Shares[1]	0.76%	2.27%	2.74%

	7-Day Yield As of December 31, 2003

MuniCash Dollar Shares[1]	0.79%

Current Yield: You may call your broker to obtain the Fund’s current 7-day yield.

[1]	Because the Bear Stearns Premier Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares will be 0.70%.

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Best Quarter	Worst Quarter
0.85%	0.12%
(12/31/00)	(09/30/03)

The Fund’s Average Annual Total Return for Periods Ended December 31, 2003

	1 Year	5 Years	10 Years

California Money Fund Dollar Shares[1]	0.64%	1.89%	2.42%

	7-Day Yield As of December 31, 2003

California Money Fund Dollar Shares[1]	0.71%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	Because the Bear Stearns Premier Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares will be 0.60%.

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Best Quarter	Worst Quarter
1.00%	0.19%
(12/31/00)	(09/30/03)

The Fund’s Average Annual Total Return for Periods Ended December 31, 2003

	1 Year	5 Years	10 Years

New York Money Fund Institutional Shares[1]	0.92%	2.28%	2.77%

	7-Day Yield As of December 31, 2003

New York Money Fund Institutional Shares[1]	1.00%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	Because the Bear Stearns Premier Shares of the Fund have not yet commenced operations, the performance is that of the Institutional Shares of the Fund, which is the only share class of the Fund with a ten year history; the Institutional Shares are offered by a separate prospectus. While Bear Stearns Premier Shares and Institutional Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Institutional Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Institutional Shares is 0.20%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares will be 0.60%.

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Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.10%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.63%
Administration Fees[1]		0.11%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.83%

Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses	0.70%
[1]	The Adviser and PFPC Inc., the Fund’s co-administrator, have contractually agreed to waive fees and reimburse expenses in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18% until February 28, 2005.
[2]	BlackRock Distributors, Inc. (“BDI”) and Bear Stearns have contractually agreed to waive some or all of the Distribution Fees and Shareholder Servicing Fees payable to them so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.70%. These waivers may be terminated by a vote of the Trust’s Board of Trustees on 60 days written notice or by BDI or Bear Stearns on 90 days written notice.

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FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.11%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.67%
Administration Fees[1]		0.15%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.88%

Fee Waiver and Expense Reimbursement	(0.18)%

Net Annual Fund Operating Expenses	0.70%
[1]	The Adviser and PFPC Inc., the Fund’s co-administrator, have contractually agreed to waive fees and reimburse expenses in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20% until February 28, 2005.
[2]	BlackRock Distributors, Inc. (“BDI”) and Bear Stearns have contractually agreed to waive some or all of the Distribution Fees and Shareholder Servicing Fees payable to them so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.70%. These waivers may be terminated by a vote of the Trust’s Board of Trustees on 60 days written notice or by BDI or Bear Stearns on 90 days written notice.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.16%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.68%
Administration Fees[1]		0.16%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.94%

Fee Waiver and Expense Reimbursement	(0.24)%

Net Annual Fund Operating Expenses	0.70%
[1]	The Adviser and PFPC Inc., the Fund’s co-administrator, have contractually agreed to waive fees and reimburse expenses in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20% until February 28, 2005.
[2]	BlackRock Distributors, Inc. (“BDI”) and Bear Stearns have contractually agreed to waive some or all of the Distribution Fees and Shareholder Servicing Fees payable to them so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.70%. These waivers may be terminated by a vote of the Trust’s Board of Trustees on 60 days written notice or by BDI or Bear Stearns on 90 days written notice.

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California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.20%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.70%
Administration Fees[1]		0.17%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.00%

Fee Waiver and Expense Reimbursement	(0.40)%

Net Annual Fund Operating Expenses	0.60%
[1]	The Adviser and PFPC Inc., the Fund’s co-administrator, have contractually agreed to waive fees and reimburse expenses in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20% until February 28, 2005.
[2]	BlackRock Distributors, Inc. (“BDI”) and Bear Stearns have contractually agreed to waive some or all of the Distribution Fees and Shareholder Servicing Fees payable to them so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.60%. These waivers may be terminated by a vote of the Trust’s Board of Trustees on 60 days written notice or by BDI or Bear Stearns on 90 days written notice.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.20%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.70%
Administration Fees[1]		0.17%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.00%

Fee Waiver and Expense Reimbursement	(0.40)%

Net Annual Fund Operating Expenses	0.60%
[1]	The Adviser and PFPC Inc., the Fund’s co-administrator, have contractually agreed to waive fees and reimburse expenses in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20% until February 28, 2005.
[2]	BlackRock Distributors, Inc. (“BDI”) and Bear Stearns have contractually agreed to waive some or all of the Distribution Fees and Shareholder Servicing Fees payable to them so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.60%. These waivers may be terminated by a vote of the Trust’s Board of Trustees on 60 days written notice or by BDI or Bear Stearns on 90 days written notice.

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Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Premier Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Premier Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Premier Shares operating expenses (before waivers) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempCash	$85	$265	$460	$1,025

FedFund	$90	$281	$488	$1,084

MuniCash	$96	$300	$520	$1,155

California Money Fund	$102	$318	$552	$1,225

New York Money Fund	$102	$318	$552	$1,225

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISK

Investment Strategies

Each Fund’s investment goal is described earlier under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

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■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempCash, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively. Dividends, regardless of their source, may be subject to local taxes.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

Asset-Backed Obligations.  TempCash.  The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions (and including U.S. dollar-dominated instruments issued or supported by

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the credit of foreign banks or savings institutions) having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing.   All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreement Contracts.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempCash, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations.  MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Other Municipal Obligations in which each Fund may invest include

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custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  In addition, the Fund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash and FedFund.  Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending.  TempCash and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

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RISK FACTORS

The principal risks of investing in the Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States; others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure.  TempCash, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund’s assets may not enable a Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

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Municipal Obligations.  TempCash, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California are currently rated BBB and Baa1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

The Fund may from time to time invest in electric revenue issues. The financial performance of certain of these utilities has been severely impacted as the industry moves toward deregulation and increased competition. Municipal utilities, while not subject to the legislation, are being faced with competitive market forces and must use the transition period wisely to proactively prepare for deregulation. They are under pressure to reduce rates and cut costs in order to maintain their customer bases. In addition, some electric revenue issues have exposure to or participate in nuclear power plants which could affect the issuer’s financial performance. Risks include unexpected power outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. All of these factors could materially adversely affect electric utility issuers.

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Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund’s portfolio.

The terrorist attacks of September 11, 2001, which hit the finance and tourism industries of the downstate economy particularly hard, when combined with the numerous recent corporate governance scandals and international tensions served to extend the recession in New York to early 2003, beyond that of the rest of the United States. Although employment losses have stabilized and growth is evident in several sectors, weaker than expected growth for both the national and international economies would weaken New York’s recovery. In addition, while the outlook for the finance industry has brightened, this sector may continue to experience significant volatility and a failure to sustain rises in equity prices and recent levels of financial services activity remains a significant source of risk which could weaken New York’s recovery. It is not possible to predict what impact, if any, a weaker recovery will have on the ability of New York municipal issuers to make prompt payments of principal and interest on New York Municipal Obligations. The credit quality of certain New York Municipal Obligations may be downgraded as a result of these events. This could cause the Fund to lose money. If the Fund has difficulty finding high quality New York Municipal Obligations to purchase, the amount of the Fund’s income that is subject to New York taxes could increase.

General obligation bonds of the State of New York are currently rated AA and A2, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $309.4 billion of assets under management as of December 31, 2003. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the co-administrator, have contractually agreed to waive fees and reimburse expenses otherwise payable to them. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2003, BIMC and PFPC were entitled to receive the following fees, net of waivers, as a percentage of each Fund’s average net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC

TempCash	0.08%	0.08%

FedFund	0.11%	0.07%

MuniCash	0.09%	0.09%

California Money Fund	0.07%	0.10%

New York Money Fund	0.07%	0.10%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc., the Trust’s distributor, and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Trust or its portfolios, to Bear Stearns in connection with the sale, distribution and/or servicing of the Trust’s Bear Stearns Premier Shares. If you would like more information about these arrangements, please call your broker.

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Shareholder Information

Price of Fund Shares

A Fund’s net asset value per share for purposes of pricing purchase and redemption orders is calculated by PFPC, the Trust’s co-administrator, each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The net asset value of each Fund, except TempCash and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 PM Eastern Time). The net asset value of TempCash and FedFund is determined as of 6:00 PM Eastern Time. In addition, each Fund may elect, in its discretion if it is determined to be in its shareholders’ best interests, to be open on days when the NYSE is closed due to an emergency.

The net asset value per share of each class of a Fund’s shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

On any Business Day when the Bond Market Association (“BMA”) recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same Business Day credits for purchase and redemption orders received after the Fund’s closing time and credit will be granted to the next Business Day.

Purchase of Shares

Bear Stearns Premier Shares may be purchased through an account maintained by Bear Stearns. Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust’s transfer agent. Purchase orders for shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other funds immediately available to PNC Bank, N.A. (“PNC Bank”).

The chart below outlines the deadlines for execution of purchase orders for the Funds’ Bear Stearns Premier Shares. Purchase orders accepted by PFPC by the deadline and for which payment has been received by PNC Bank, an agent of the Trust’s custodian, PFPC Trust Company, by the close of the federal funds wire (normally, 6:00 PM Eastern Time) that Business Day, will be executed that day. Purchase orders received after the deadlines, and orders for which payment has not been received by the close of the federal funds wire (normally, 6:00 PM Eastern Time) that Business Day, will not be accepted, and notice thereof will be

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given to Bear Stearns. A Fund will promptly will return to Bear Stearns any payments for purchase orders which are not received or accepted. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Premier Shares.

Portfolio	Time

TempCash	5:00 PM Eastern Time

FedFund	5:00 PM Eastern Time

MuniCash	12:00 Noon Eastern Time

California Money Fund	12:00 Noon Eastern Time

New York Money Fund	12:00 Noon Eastern Time

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Trust. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Premier Shares may be redeemed at any time through a Bear Stearns representative. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account. Bear Stearns Premier Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC’s receipt of the redemption request.

On any Business Day, payment for redeemed shares of the Funds’ Bear Stearns Premier Shares is made in federal funds wired to the redeeming shareholder on the same day if redemption requests are received by PFPC by the deadlines outlined in the chart below. Payment of redemption requests that are received after the established deadlines is wired in federal funds on the next day following redemption requests. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may

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suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Portfolio	Time

TempCash	5:00 PM Eastern Time

FedFund	5:00 PM Eastern Time

MuniCash	12:00 Noon Eastern Time

California Money Fund	12:00 Noon Eastern Time

New York Money Fund	12:00 Noon Eastern Time

The Funds shall have the right to redeem Bear Stearns Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Bear Stearns Premier Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” The Funds reserve the right to vary or waive the minimum and subsequent investment requirements. An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Premier Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Bear Stearns Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Trust’s Board of Trustees, the Trust’s distributor, BlackRock Distributors, Inc., entered into an agreement with Bear Stearns. The agreement will require Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

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Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into an agreement with Bear Stearns. The agreement will require Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Shares held by Bear Stearns. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash and FedFund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash, California Money Fund and the New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

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Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State and New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes or for federal income tax purposes if the Fund distributes exempt-interest dividends to its shareholders during the shareholders’ taxable year.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the Funds, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

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Financial Highlights

The Bear Stearns Premier Shares do not have a financial history as of the date of this Prospectus. As a result, the financial highlights tables are intended to help you understand the financial performance of an existing share class of each Fund (Institutional Shares for the New York Money Fund and Dollar Shares for all other Funds) for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the Trust’s former independent accountants, PricewaterhouseCoopers LLP (“PwC”), whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. Effective December 16, 2003, the Trust’s new independent auditors are Deloitte & Touche LLP.

TempCash Dollar Shares

The table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each period presented.

	Year Ended October 31,				One Month Ended October 31,	Year Ended September 30,
	2003	2002	2001	2000	1999[1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0093	$0.0168	$0.0458	$0.0588	$0.0042	$0.0471

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0093)	$(0.0168)	$(0.0458)	$(0.0588)	$(0.0042)	$(0.0471)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.93%	1.70%	4.67%	6.04%	5.06%[2]	4.82%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$433,227	$402,137	$447,082	$427,625	$401,426	$378,010
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%[2]	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%[2]	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.48%	0.50%	0.54%	0.56%	0.59%[2]	0.55%
Ratio of Net Investment Income to Average Daily Net Assets	0.94%	1.71%	4.56%	5.89%	4.94%[2]	4.70%

[1]	The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
[2]	Annualized.

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FedFund Dollar Shares

The table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment Income	$0.0085	$0.0158	$0.0444	$0.0569	$0.0458

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0085)	$(0.0158)	$(0.0444)	$(0.0569)	$(0.0458)

Net Asset Value, End of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.85%	1.60%	4.53%	5.84%	4.69%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$397,344	$635,685	$814,186	$216,511	$34,611
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.50%	0.52%	0.54%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets	0.87%	1.61%	4.18%	6.04%	4.56%

MuniCash Dollar Shares

The table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each period presented.

	Year Ended October 31,				Eleven Months Ended October 31,	Year Ended November 30,
	2003	2002	2001	2000	1999[1]	1998[2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	$0.0083	$0.0131	$0.0300	$0.0367	$0.0258	$0.0321

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0083)	$(0.0131)	$(0.0300)	$(0.0367)	$(0.0258)	$(0.0321)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.84%	1.32%	3.04%	3.73%	2.86%[3]	3.26%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$90,241	$58,991	$40,306	$101,373	$123,017	$91,404
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%[3]	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.45%	0.45%	0.45%[3]	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.59%	0.61%	0.65%	0.65%	0.66%[3]	0.65%
Ratio of Net Investment Income to Average Daily Net Assets	0.81%	1.30%	3.19%	3.63%	2.80%[3]	3.22%

[1]	The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
[2]	The financial highlights for the one-year ended November 30, 1998 were audited by the auditors retained by the Fund prior to PwC, whose report expressed an unqualified opinion on those financial highlights.
[3]	Annualized.

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California Money Fund Dollar Shares

The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,				Nine Months Ended October 31,	Year Ended January 31,
	2003	2002	2001	2000	1999[1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	$0.0069	$0.0107	$0.0246	$0.0301	$0.0182	$0.0280

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0069)	$(0.0107)	$(0.0246)	$(0.0301)	$(0.0182)	$(0.0280)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.69%	1.07%	2.49%	3.05%	2.48%[2]	2.84%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$15,463	$29,922	$27,460	$10,212	$8,288	$139,601
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%[2]	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.45%	0.44%	0.45%	0.45%[2]	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.65%	0.67%	0.69%	0.69%	0.70%[2]	0.70%
Ratio of Net Investment Income to Average Daily Net Assets	0.71%	1.12%	2.45%	2.98%	2.43%[2]	2.77%

[1]	The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
[2]	Annualized.

New York Money Fund Institutional Shares

The table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each period presented.

	Year Ended October 31,				Three Months Ended October 31,	Year Ended July 31,
	2003	2002	2001	2000	1999[1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0096	$0.0131	$0.0285	$0.0364	$0.0076	$0.0289

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0096)	$(0.0131)	$(0.0285)	$(0.0364)	$(0.0076)	$(0.0289)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.96%	1.32%	2.89%	3.71%	3.06%[2]	2.93%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$347,960	$362,077	$369,989	$302,194	$323,247	$295,728
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%[2]	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.19%	0.19%	0.19%	0.19%	0.20%[2]	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.40%	0.41%	0.44%	0.46%	0.50%[2]	0.48%
Ratio of Net Investment Income to Average Daily Net Assets	0.95%	1.31%	2.82%	3.61%	3.02%[2]	2.87%

[1]	The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
[2]	Annualized.

30

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Trust’s investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their broker.

For purchases and redemption orders, please call your broker.

Written correspondence may be sent to your broker.

For yield information call: 1-800-821-6006

TempCash Bear Stearns Premier Shares Code:	126
FedFund Bear Stearns Premier Shares Code:	136
MuniCash Bear Stearns Premier Shares Code:	146
California Money Fund Bear Stearns Premier Shares Code:	156
New York Money Fund Bear Stearns Premier Shares Code:	166

Information about the Trust (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns

Premier Select Shares

Prospectus

March 10, 2004

•	TempCash

•	FedFund

•	MuniCash

•	California Money Fund

•	New York Money Fund

This prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

T his Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Premier Select Shares of various portfolios of the BlackRock Liquidity Funds (the “Trust”). BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Premier Select Shares of the Trust offered by this Prospectus represent interests in TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Bear Stearns Premier Select Shares of the Trust.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempCash FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment goal of each Fund may be changed by the Trust’s Board of Trustees without shareholder approval.

Principal Investment Policies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short term Municipal Obligations (as defined below), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. “Municipal Obligations” are those obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

California Money Fund and New York Money Fund

Each Fund is non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from other federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

Performance Information

The Bear Stearns Premier Select Shares of the Funds do not have a performance history as of the date of this Prospectus. As a result, the Bar Charts below indicate the risks of investing in an existing share class of each Fund (Institutional Shares for the New York Money Fund and Dollar Shares for all other Funds) by showing how the performance of such shares of each Fund has varied from year-to-year, and by showing the average annual return for such shares of each Fund. The Tables show the average annual return for one, five and ten years for the applicable existing share class (Institutional Shares for New York Money Fund and Dollar Shares for all other Funds). The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.60%	0.18%
(09/30/00)	(12/31/03)

The Fund’s Average Annual Total Return for Periods Ended December 31, 2003

	1 Year	5 Years	10 Years

TempCash Dollar Shares[1]	0.85%	3.47%	4.29%

	7-Day Yield As of December 31, 2003

TempCash Dollar Shares[1]	0.74%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	Because the Bear Stearns Premier Select Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Select Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Select Shares will have returns and seven day yields that are lower than Dollar Shares because Bear Stearns Premier Select Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.43%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Select Shares will be 0.45%.

Best Quarter	Worst Quarter
1.56%	0.16%
(12/31/00)	(12/31/03)

The Fund’s Average Annual Total Return for Periods Ended December 31, 2003

	1 Year	5 Years	10 Years

FedFund Dollar Shares[1]	0.77%	3.34%	4.17%

	7-Day Yield As of December 31, 2003

FedFund Dollar Shares[1]	0.65%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	Because the Bear Stearns Premier Select Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Bear Stearns Premier Select Shares will have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%. The annual fund operating expenses, after waivers, for Bear Stearns Premier Select Shares will also be 0.45%.

Best Quarter	Worst Quarter
1.01%	0.14%
(12/31/00)	(09/30/03)

The Fund’s Average Annual Total Return for Periods Ended December 31, 2003

	1 Year	5 Years	10 Years

MuniCash Dollar Shares[1]	0.76%	2.27%	2.74%

	7-Day Yield As of December 31, 2003

MuniCash Dollar Shares[1]	0.79%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	Because the Bear Stearns Premier Select Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Bear Stearns Premier Select Shares will have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%. The annual fund operating expenses, after waivers, for Bear Stearns Premier Select Shares will also be 0.45%.

Best Quarter	Worst Quarter
0.85%	0.12%
(12/31/00)	(09/30/03)

The Fund’s Average Annual Total Return for Periods Ended December 31, 2003

	1 Year	5 Years	10 Years

California Money Fund Dollar Shares[1]	0.64%	1.89%	2.42%

	7-Day Yield As of December 31, 2003

California Money Fund Dollar Shares[1]	0.71%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	Because the Bear Stearns Premier Select Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Bear Stearns Premier Select Shares will have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%. The annual fund operating expenses, after waivers, for Bear Stearns Premier Select Shares will also be 0.45%.

Best Quarter	Worst Quarter
1.00%	0.19%
(12/31/00)	(09/30/03)

The Fund’s Average Annual Total Return for Periods Ended December 31, 2003

	1 Year	5 Years	10 Years

New York Money Fund Institutional Shares[1]	0.92%	2.28%	2.77%

	7-Day Yield As of December 31, 2003

New York Money Fund Institutional Shares[1]	1.00%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	Because the Bear Stearns Premier Select Shares of the Fund have not yet commenced operations, the performance is that of the Institutional Shares of the Fund, which is the only share class of the Fund with a ten year history; the Institutional Shares are offered by a separate prospectus. While Bear Stearns Premier Select Shares and Institutional Shares represent interests in the same portfolio securities, Bear Stearns Premier Select Shares will have returns and seven day yields that are lower than Institutional Shares because Bear Stearns Premier Select Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Institutional Shares is 0.20%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Select Shares will be 0.45%.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Select Shares

Management Fees[1]	0.10%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.53%
Administration Fees[1]		0.11%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.73%

Fee Waiver and Expense Reimbursement	(0.28)%

Net Annual Fund Operating Expenses	0.45%
[1]	The Adviser and PFPC Inc., the Fund’s co-administrator, have contractually agreed to waive fees and reimburse expenses in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18% until February 28, 2005.
[2]	BlackRock Distributors, Inc. (“BDI”) and Bear Stearns have contractually agreed to waive some or all of the Distribution Fees and Shareholder Servicing Fees payable to them so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.45%. These waivers may be terminated by a vote of the Trust’s Board of Trustees on 60 days written notice or by BDI or Bear Stearns on 90 days written notice.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Select Shares

Management Fees[1]	0.11%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.57%
Administration Fees[1]		0.15%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.78%

Fee Waiver and Expense Reimbursement	(0.33)%

Net Annual Fund Operating Expenses	0.45%
[1]	The Adviser and PFPC Inc., the Fund’s co-administrator, have contractually agreed to waive fees and reimburse expenses in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20% until February 28, 2005.
[2]	BlackRock Distributors, Inc. (“BDI”) and Bear Stearns have contractually agreed to waive some or all of the Distribution Fees and Shareholder Servicing Fees payable to them so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.45%. These waivers may be terminated by a vote of the Trust’s Board of Trustees on 60 days written notice or by BDI or Bear Stearns on 90 days written notice.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Select Shares

Management Fees[1]	0.16%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.58%
Administration Fees[1]		0.16%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.84%

Fee Waiver and Expense Reimbursement	(0.39)%

Net Annual Fund Operating Expenses	0.45%
[1]	The Adviser and PFPC Inc., the Fund’s co-administrator, have contractually agreed to waive fees and reimburse expenses in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20% until February 28, 2005.
[2]	BlackRock Distributors, Inc. (“BDI”) and Bear Stearns have contractually agreed to waive some or all of the Distribution Fees and Shareholder Servicing Fees payable to them so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.45%. These waivers may be terminated by a vote of the Trust’s Board of Trustees on 60 days written notice or by BDI or Bear Stearns on 90 days written notice.

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Select Shares

Management Fees[1]	0.20%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.60%
Administration Fees[1]		0.17%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.90%

Fee Waiver and Expense Reimbursement	(0.45)%

Net Annual Fund Operating Expenses	0.45%
[1]	The Adviser and PFPC Inc., the Fund’s co-administrator, have contractually agreed to waive fees and reimburse expenses in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20% until February 28, 2005.
[2]	BlackRock Distributors, Inc. (“BDI”) and Bear Stearns have contractually agreed to waive some or all of the Distribution Fees and Shareholder Servicing Fees payable to them so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.45%. These waivers may be terminated by a vote of the Trust’s Board of Trustees on 60 days written notice or by BDI or Bear Stearns on 90 days written notice.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Select Shares

Management Fees[1]	0.20%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.60%
Administration Fees[1]		0.17%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.90%

Fee Waiver and Expense Reimbursement	(0.45)%

Net Annual Fund Operating Expenses	0.45%
[1]	The Adviser and PFPC Inc., the Fund’s co-administrator, have contractually agreed to waive fees and reimburse expenses in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20% until February 28, 2005.
[2]	BlackRock Distributors, Inc. (“BDI”) and Bear Stearns have contractually agreed to waive some or all of the Distribution Fees and Shareholder Servicing Fees payable to them so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.45%. These waivers may be terminated by a vote of the Trust’s Board of Trustees on 60 days written notice or by BDI or Bear Stearns on 90 days written notice.

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Premier Select Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Premier Select Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Premier Select Shares operating expenses (before waivers) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempCash	$75	$233	$406	$906

FedFund	$80	$249	$433	$966

MuniCash	$86	$268	$466	$1,037

California Money Fund	$92	$287	$498	$1,108

New York Money Fund	$92	$287	$498	$1,108

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISK

Investment Strategies

Each Fund’s investment goal is described earlier under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempCash, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively. Dividends, regardless of their source, may be subject to local taxes.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

Asset-Backed Obligations.  TempCash.  The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions (and including U.S. dollar-dominated instruments issued or supported by the credit of foreign banks or savings institutions) having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreement Contracts.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempCash, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations.  MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  In addition, the Fund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash and FedFund.  Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending.  TempCash and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISK FACTORS

The principal risks of investing in the Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States; others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure.  TempCash, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund’s assets may not enable a Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempCash, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California are currently rated BBB and Baa1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

The Fund may from time to time invest in electric revenue issues. The financial performance of certain of these utilities has been severely impacted as the industry moves toward deregulation and increased competition. Municipal utilities, while not subject to the legislation, are being faced with competitive market forces and must use the transition period wisely to proactively prepare for deregulation. They are under pressure to reduce rates and cut costs in order to maintain their customer bases. In addition, some electric revenue issues have exposure to or participate in nuclear power plants which could affect the issuer’s financial performance. Risks include unexpected power outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. All of these factors could materially adversely affect electric utility issuers.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund’s portfolio.

The terrorist attacks of September 11, 2001, which hit the finance and tourism industries of the downstate economy particularly hard, when combined with the numerous recent corporate governance scandals and international tensions served to extend the recession in New York to early 2003, beyond that of the rest of the United States. Although employment losses have stabilized and growth is evident in several sectors, weaker than expected growth for both the national and international economies would weaken New York’s recovery. In addition, while the outlook for the finance industry has brightened, this sector may continue to experience significant volatility and a failure to sustain rises in equity prices and recent levels of financial services activity remains a significant source of risk which could weaken New York’s recovery. It is not possible to predict what impact, if any, a weaker recovery will have on the ability of New York municipal issuers to make prompt payments of principal and interest on New York Municipal Obligations. The credit quality of certain New York Municipal Obligations may be downgraded as a result of these events. This could cause the Fund to lose money. If the Fund has difficulty finding high quality New York Municipal Obligations to purchase, the amount of the Fund’s income that is subject to New York taxes could increase.

General obligation bonds of the State of New York are currently rated AA and A2, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $309.4 billion of assets under management as of December 31, 2003. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the co-administrator, have contractually agreed to waive fees and reimburse expenses otherwise payable to them. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2003, BIMC and PFPC were entitled to receive the following fees, net of waivers, as a percentage of each Fund’s average net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC

TempCash	0.08%	0.08%

FedFund	0.11%	0.07%

MuniCash	0.09%	0.09%

California Money Fund	0.07%	0.10%

New York Money Fund	0.07%	0.10%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc., the Trust’s distributor, and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Trust or its portfolios, to Bear Stearns in connection with the sale, distribution and/or servicing of the Trust’s Bear Stearns Premier Select Shares. If you would like more information about these arrangements, please call your broker.

Shareholder Information

Price of Fund Shares

A Fund’s net asset value per share for purposes of pricing purchase and redemption orders is calculated by PFPC, the Trust’s co-administrator, each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The net asset value of each Fund, except TempCash and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 PM Eastern Time). The net asset value of TempCash and FedFund is determined as of 6:00 PM Eastern Time. In addition, each Fund may elect, in its discretion if it is determined to be in its shareholders’ best interests, to be open on days when the NYSE is closed due to an emergency.

The net asset value per share of each class of a Fund’s shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

On any Business Day when the Bond Market Association (“BMA”) recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same Business Day credits for purchase and redemption orders received after the Fund’s closing time and credit will be granted to the next Business Day.

Purchase of Shares

Bear Stearns Premier Select Shares may be purchased through an account maintained by Bear Stearns. Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust’s transfer agent. Purchase orders for shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other funds immediately available to PNC Bank, N.A. (“PNC Bank”).

The chart below outlines the deadlines for execution of purchase orders for the Funds’ Bear Stearns Premier Select Shares. Purchase orders accepted by PFPC by the deadline and for which payment has been received by PNC Bank, an agent of the Trust’s custodian, PFPC Trust Company, by the close of the federal funds wire (normally, 6:00 PM Eastern Time) that Business Day, will be executed that day. Purchase orders received after the deadlines, and orders for which payment has not been received by the close of the federal funds wire (normally, 6:00 PM Eastern Time) that Business Day, will not be accepted, and notice thereof will be given to Bear Stearns. A Fund will promptly will return to Bear Stearns any payments for purchase orders which are not received or accepted. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Premier Select Shares.

Portfolio	Time

TempCash	5:00 PM Eastern Time

FedFund	5:00 PM Eastern Time

MuniCash	12:00 Noon Eastern Time

California Money Fund	12:00 Noon Eastern Time

New York Money Fund	12:00 Noon Eastern Time

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Premier Select Shares will be recorded by Bear Stearns and will be reflected in Account statements. The minimum initial investment is $50,000. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Trust. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Premier Select Shares may be redeemed at any time through a Bear Stearns representative. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account. Bear Stearns Premier Select Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC’s receipt of the redemption request.

On any Business Day, payment for redeemed shares of the Funds’ Bear Stearns Premier Select Shares is made in federal funds wired to the redeeming shareholder on the same day if redemption requests are received by PFPC by the deadlines outlined in the chart below. Payment of redemption requests that are received after the established deadlines is wired in federal funds on the next day following redemption requests. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Portfolio	Time

TempCash	5:00 PM Eastern Time

FedFund	5:00 PM Eastern Time

MuniCash	12:00 Noon Eastern Time

California Money Fund	12:00 Noon Eastern Time

New York Money Fund	12:00 Noon Eastern Time

The Funds shall have the right to redeem Bear Stearns Premier Select Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Premier Select Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Premier Select Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Bear Stearns Premier Select Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” The Funds reserve the right to vary or waive the minimum and subsequent investment requirements. An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Premier Select Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Bear Stearns Premier Select Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Trust’s Board of Trustees, the Trust’s distributor, BlackRock Distributors, Inc., entered into an agreement with Bear Stearns. The agreement will require Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Select Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into an agreement with Bear Stearns. The agreement will require Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Select Shares held by Bear Stearns. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to the shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash and FedFund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash, California Money Fund and the New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State and New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes or for federal income tax purposes if the Fund distributes exempt-interest dividends to its shareholders during the shareholders’ taxable year.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the Funds, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial Highlights

The Bear Stearns Premier Select Shares do not have a financial history as of the date of this Prospectus. As a result, the financial highlights tables are intended to help you understand the financial performance of an existing share class of each Fund (Institutional Shares for the New York Money Fund and Dollar Shares for all other Funds) for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the Trust’s former independent accountants, PricewaterhouseCoopers LLP (“PwC”), whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. Effective December 16, 2003, the Trust’s new independent auditors are Deloitte & Touche LLP.

TempCash Dollar Shares

The table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each period presented.

	Year Ended October 31,				One Month Ended October 31, 1999[1]	Year Ended September 30, 1999
	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0093	$0.0168	$0.0458	$0.0588	$0.0042	$0.0471

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0093)	$(0.0168)	$(0.0458)	$(0.0588)	$(0.0042)	$(0.0471)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.93%	1.70%	4.67%	6.04%	5.06%[2]	4.82%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$433,227	$402,137	$447,082	$427,625	$401,426	$378,010
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%[2]	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%[2]	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.48%	0.50%	0.54%	0.56%	0.59%[2]	0.55%
Ratio of Net Investment Income to Average Daily Net Assets	0.94%	1.71%	4.56%	5.89%	4.94%[2]	4.70%

[1]	The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
[2]	Annualized.

FedFund Dollar Shares

The table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment Income	$0.0085	$0.0158	$0.0444	$0.0569	$0.0458

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0085)	$(0.0158)	$(0.0444)	$(0.0569)	$(0.0458)

Net Asset Value, End of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.85%	1.60%	4.53%	5.84%	4.69%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$397,344	$635,685	$814,186	$216,511	$34,611
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.50%	0.52%	0.54%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets	0.87%	1.61%	4.18%	6.04%	4.56%

MuniCash Dollar Shares

The table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each period presented.

	Year Ended October 31,				Eleven Months Ended October 31,	Year Ended November 30,
	2003	2002	2001	2000	1999[1]	1998[2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	$0.0083	$0.0131	$0.0300	$0.0367	$0.0258	$0.0321

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0083)	$(0.0131)	$(0.0300)	$(0.0367)	$(0.0258)	$(0.0321)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.84%	1.32%	3.04%	3.73%	2.86%[3]	3.26%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$90,241	$58,991	$40,306	$101,373	$123,017	$91,404
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%[3]	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.45%	0.45%	0.45%[3]	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.59%	0.61%	0.65%	0.65%	0.66%[3]	0.65%
Ratio of Net Investment Income to Average Daily Net Assets	0.81%	1.30%	3.19%	3.63%	2.80%[3]	3.22%

[1]	The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
[2]	The financial highlights for the one-year ended November 30, 1998 were audited by the auditors retained by the Fund prior to PwC, whose report expressed an unqualified opinion on those financial highlights.
[3]	Annualized.

California Money Fund Dollar Shares

The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,				Nine Months Ended October 31,	Year Ended January 31,
	2003	2002	2001	2000	1999[1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	$0.0069	$0.0107	$0.0246	$0.0301	$0.0182	$0.0280

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0069)	$(0.0107)	$(0.0246)	$(0.0301)	$(0.0182)	$(0.0280)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.69%	1.07%	2.49%	3.05%	2.48%[2]	2.84%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$15,463	$29,922	$27,460	$10,212	$8,288	$139,601
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%[2]	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.45%	0.44%	0.45%	0.45%[2]	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.65%	0.67%	0.69%	0.69%	0.70%[2]	0.70%
Ratio of Net Investment Income to Average Daily Net Assets	0.71%	1.12%	2.45%	2.98%	2.43%[2]	2.77%

[1]	The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
[2]	Annualized.

New York Money Fund Institutional Shares

The table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each period presented.

	Year Ended October 31,				Three Months Ended October 31, 1999[1]	Year Ended July 31, 1999
	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0096	$0.0131	$0.0285	$0.0364	$0.0076	$0.0289

Less Distributions:

Dividends to Shareholders from Net Investment Income	$(0.0096)	$(0.0131)	$(0.0285)	$(0.0364)	$(0.0076)	$(0.0289)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.96%	1.32%	2.89%	3.71%	3.06%[2]	2.93%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$347,960	$362,077	$369,989	$302,194	$323,247	$295,728
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%[2]	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.19%	0.19%	0.19%	0.19%	0.20%[2]	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.40%	0.41%	0.44%	0.46%	0.50%[2]	0.48%
Ratio of Net Investment Income to Average Daily Net Assets	0.95%	1.31%	2.82%	3.61%	3.02%[2]	2.87%

[1]	The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
[2]	Annualized.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Trust’s investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their broker.

For purchases and redemption orders, please call your broker.

Written correspondence may be sent to your broker.

For yield information call: 1-800-821-6006

TempCash Bear Stearns Premier Select Shares Code:	124
FedFund Bear Stearns Premier Select Shares Code:	134
MuniCash Bear Stearns Premier Select Shares Code:	144
California Money Fund Bear Stearns Premier Select Shares Code:	154
New York Money Fund Bear Stearns Premier Select Shares Code:	164

Information about the Trust (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns

Private Client Shares

Prospectus

March 10, 2004

•	TempFund

•	FedFund

•	MuniFund

•	California Money Fund

•	New York Money Fund

This prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

T his Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Private Client Shares of various portfolios of the BlackRock Liquidity Funds (the “Trust”). BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Private Client Shares of the Trust offered by this Prospectus represent interests in TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Bear Stearns Private Client Shares of the Trust.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Trust’s Board of Trustees without shareholder approval.

2

Principal Investment Policies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, bank, and commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

3

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Fund

Each Fund is non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from other federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

5

Performance Information

The Bear Stearns Private Client Shares of the Funds do not have a performance history as of the date of this Prospectus. As a result, the Bar Charts below indicate the risks of investing in an existing share class of each Fund (Institutional Shares for the New York Money Fund and Dollar Shares for all other Funds) by showing how the performance of such shares of each Fund has varied from year-to-year, and by showing the average annual return for such shares of each Fund. The Tables show the average annual return for one, five and ten years for the applicable existing share class (Institutional Shares for the New York Money Fund and Dollar Shares for all other Funds). The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.58%	0.17%
(12/31/00)	(09/30/03)

The Fund’s Average Annual Total Return for Periods Ended December 31, 2003

	1 Year	5 Years	10 Years

TempFund Dollar Shares[1]	0.81%	3.43%	4.25%

	7-Day Yield As of December 31, 2003

TempFund Dollar Shares[1]	0.70%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	Because the Bear Stearns Private Client Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.43%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares will be 0.60%.

6

Best Quarter	Worst Quarter
1.56%	0.16%
(12/31/00)	(12/31/03)

The Fund’s Average Annual Total Return for Periods Ended December 31, 2003

	1 Year	5 Years	10 Years

FedFund Dollar Shares[1]	0.77%	3.34%	4.17%

	7-Day Yield As of December 31, 2003

FedFund Dollar Shares[1]	0.65%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	Because the Bear Stearns Private Client Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares will be 0.60%.

7

Best Quarter	Worst Quarter
0.98%	0.12%
(12/31/00)	(09/30/03)

The Fund’s Average Annual Total Return for Periods Ended December 31, 2003

	1 Year	5 Years	10 Years

MuniFund Dollar Shares[1]	0.66%	2.13%	2.57%

	7-Day Yield As of December 31, 2003

MuniFund Dollar Shares[1]	0.76%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	Because the Bear Stearns Private Client Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares will be 0.70%.

8

Best Quarter	Worst Quarter
0.85%	0.12%
(12/31/00)	(09/30/03)

The Fund’s Average Annual Total Return for Periods Ended December 31, 2003

	1 Year	5 Years	10 Years

California Money Fund Dollar Shares[1]	0.64%	1.89%	2.42%

	7-Day Yield As of December 31, 2003

California Money Fund Dollar Shares[1]	0.71%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	Because the Bear Stearns Private Client Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares will be 0.70%.

9

Best Quarter	Worst Quarter
1.00%	0.19%
(12/31/00)	(09/30/03)

The Fund’s Average Annual Total Return for Periods Ended December 31, 2003

	1 Year	5 Years	10 Years

New York Money Fund Institutional Shares[1]	0.92%	2.28%	2.77%

	7-Day Yield As of December 31, 2003

New York Money Fund Institutional Shares[1]	1.00%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	Because the Bear Stearns Private Client Shares of the Fund have not yet commenced operations, the performance is that of the Institutional Shares of the Fund, which is the only share class of the Fund with a ten year history; the Institutional Shares are offered by a separate prospectus. While Bear Stearns Private Client Shares and Institutional Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Institutional Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Institutional Shares is 0.20%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares will be 0.70%.

10

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.08%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.62%
Administration Fees[1]		0.11%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.01%

Total Annual Fund Operating Expenses	1.05%

Fee Waiver and Expense Reimbursement	(0.45)%

Net Annual Fund Operating Expenses	0.60%
[1]	The Adviser and PFPC Inc., the Fund’s co-administrator, have contractually agreed to waive fees and reimburse expenses in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18% until February 28, 2005.
[2]	BlackRock Distributors, Inc. (“BDI”) and Bear Stearns have contractually agreed to waive some or all of the Distribution Fees and Shareholder Servicing Fees payable to them so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.60%. These waivers may be terminated by a vote of the Trust’s Board of Trustees on 60 days written notice or by BDI or Bear Stearns on 90 days written notice.

11

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.11%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.67%
Administration Fees[1]		0.15%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	1.13%

Fee Waiver and Expense Reimbursement	(0.53)%

Net Annual Fund Operating Expenses	0.60%
[1]	The Adviser and PFPC Inc., the Fund’s co-administrator, have contractually agreed to waive fees and reimburse expenses in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20% until February 28, 2005.
[2]	BlackRock Distributors, Inc. (“BDI”) and Bear Stearns have contractually agreed to waive some or all of the Distribution Fees and Shareholder Servicing Fees payable to them so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.60%. These waivers may be terminated by a vote of the Trust’s Board of Trustees on 60 days written notice or by BDI or Bear Stearns on 90 days written notice.

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.16%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.69%
Administration Fees[1]		0.16%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.20%

Fee Waiver and Expense Reimbursement	(0.50)%

Net Annual Fund Operating Expenses	0.70%
[1]	The Adviser and PFPC Inc., the Fund’s co-administrator, have contractually agreed to waive fees and reimburse expenses in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20% until February 28, 2005.
[2]	BlackRock Distributors, Inc. (“BDI”) and Bear Stearns have contractually agreed to waive some or all of the Distribution Fees and Shareholder Servicing Fees payable to them so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.70%. These waivers may be terminated by a vote of the Trust’s Board of Trustees on 60 days written notice or by BDI or Bear Stearns on 90 days written notice.

12

California	Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.20%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.70%
Administration Fees[1]		0.17%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.25%

Fee Waiver and Expense Reimbursement	(0.55)%

Net Annual Fund Operating Expenses	0.70%
[1]	The Adviser and PFPC Inc., the Fund’s co-administrator, have contractually agreed to waive fees and reimburse expenses in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20% until February 28, 2005.
[2]	BlackRock Distributors, Inc. (“BDI”) and Bear Stearns have contractually agreed to waive some or all of the Distribution Fees and Shareholder Servicing Fees payable to them so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.70%. These waivers may be terminated by a vote of the Trust’s Board of Trustees on 60 days written notice or by BDI or Bear Stearns on 90 days written notice.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.20%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.70%
Administration Fees[1]		0.17%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.25%

Fee Waiver and Expense Reimbursement	(0.55)%

Net Annual Fund Operating Expenses	0.70%
[1]	The Adviser and PFPC Inc., the Fund’s co-administrator, have contractually agreed to waive fees and reimburse expenses in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20% until February 28, 2005.
[2]	BlackRock Distributors, Inc. (“BDI”) and Bear Stearns have contractually agreed to waive some or all of the Distribution Fees and Shareholder Servicing Fees payable to them so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.70%. These waivers may be terminated by a vote of the Trust’s Board of Trustees on 60 days written notice or by BDI or Bear Stearns on 90 days written notice.

13

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Private Client Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Private Client Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Private Client Shares operating expenses (before waivers) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$107	$334	$579	$1,283

FedFund	$115	$359	$622	$1,375

MuniFund	$122	$381	$660	$1,455

California Money Fund	$127	$397	$686	$1,511

New York Money Fund	$127	$397	$686	$1,511

14

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISK

Investment Strategies

Each Fund’s investment goal is described earlier under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

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■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively. Dividends, regardless of their source, may be subject to local taxes.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

Asset-Backed Obligations.  TempFund.  The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

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Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Illiquid Securities.  TempFund, MuniFund, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, they do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  In addition, TempFund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund and FedFund.  Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending.  TempFund and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its

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securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISK FACTORS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  California Money Fund and New York Money Fund.  A substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instrumentalities of the U.S. Govern -

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ment are backed by the full faith and credit of the United States; others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure.  California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Domestic Issuers.  TempFund.  The Trust considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, the Trust also considers an issuer to be a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations.  TempFund, MuniFund, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California are currently rated BBB and Baa1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

The Fund may from time to time invest in electric revenue issues.  The financial performance of certain of these utilities has been severely impacted as the industry moves toward deregulation and increased competition. Municipal utilities, while not subject to the legislation, are being faced with competitive market forces and must use the transition period wisely to proactively prepare for deregulation. They are under pressure to reduce rates and cut costs in order to maintain their customer bases. In addition, some electric revenue issues have exposure to or participate in nuclear power plants which could affect the issuer’s financial performance. Risks include unexpected power outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. All of these factors could materially adversely affect electric utility issuers.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or

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declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund’s portfolio.

The terrorist attacks of September 11, 2001, which hit the finance and tourism industries of the downstate economy particularly hard, when combined with the numerous recent corporate governance scandals and international tensions, served to extend the recession in New York to early 2003, beyond that of the rest of the United States. Although employment losses have stabilized and growth is evident in several sectors, weaker than expected growth for both the national and international economies would weaken New York’s recovery. In addition, while the outlook for the finance industry has brightened, this sector may continue to experience significant volatility and a failure to sustain rises in equity prices and recent levels of financial services activity remains a significant source of risk which could weaken New York’s recovery. It is not possible to predict what impact, if any, a weaker recovery will have on the ability of New York municipal issuers to make prompt payments of principal and interest on New York Municipal Obligations. The credit quality of certain New York Municipal Obligations may be downgraded as a result of these events. This could cause the Fund to lose money. If the Fund has difficulty finding high quality New York Municipal Obligations to purchase, the amount of the Fund’s income that is subject to New York taxes could increase.

General obligation bonds of the State of New York are currently rated AA and A2, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $309.4 billion of assets under management as of December 31, 2003. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the co-administrator, have contractually agreed to waive fees and reimburse expenses otherwise payable to them. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2003, BIMC and PFPC were entitled to receive the following fees, net of waivers, as a percentage of each Fund’s average net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC

TempFund	0.10%	0.07%

FedFund	0.11%	0.07%

MuniFund	0.08%	0.08%

California Money Fund	0.07%	0.10%

New York Money Fund	0.07%	0.10%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc., the Trust’s distributor, and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Trust or its portfolios, to Bear Stearns in connection with the sale, distribution and/or servicing of the Trust’s Bear Stearns Private Client Shares. If you would like more information about these arrangements, please call your broker.

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Shareholder Information

Price of Fund Shares

A Fund’s net asset value per share for purposes of pricing purchase and redemption orders is calculated by PFPC, the Trust’s co-administrator, each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The net asset value of each Fund, except TempFund and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 PM Eastern Time). The net asset value of TempFund and FedFund is determined as of 6:00 PM Eastern Time. In addition, each Fund may elect, in its discretion if it is determined to be in its shareholders’ best interests, to be open on days when the NYSE is closed due to an emergency.

The net asset value per share of each class of a Fund’s shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

On any Business Day when the Bond Market Association (“BMA”) recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same Business Day credits for purchase and redemption orders received after the Fund’s closing time and credit will be granted to the next Business Day.

Purchase of Shares

Bear Stearns Private Client Shares may be purchased through an account maintained by Bear Stearns. Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust’s transfer agent. Purchase orders for shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other funds immediately available to PNC Bank, N.A. (“PNC Bank”).

The chart below outlines the deadlines for execution of purchase orders for the Funds’ Bear Stearns Private Client Shares. Purchase orders accepted by PFPC by the deadline and for which payment has been received by PNC Bank, an agent of the Trust’s custodian, PFPC Trust Company, by the close of the federal funds wire (normally, 6:00 PM Eastern Time) that Business Day, will be executed that day. Purchase orders received after the deadlines, and orders for which payment has not been received by the close of the federal funds wire

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(normally, 6:00 PM Eastern Time) that Business Day, will not be accepted, and notice thereof will be given to Bear Stearns. A Fund will promptly will return to Bear Stearns any payments for purchase orders which are not received or accepted. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Private Client Shares.

Portfolio	Time

TempFund	5:00 PM Eastern Time

FedFund	5:00 PM Eastern Time

MuniFund	12:00 Noon Eastern Time

California Money Fund	12:00 Noon Eastern Time

New York Money Fund	12:00 Noon Eastern Time

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Trust. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Private Client Shares may be redeemed at any time through a Bear Stearns representative. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account. Bear Stearns Private Client Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC’s receipt of the redemption request.

On any Business Day, payment for redeemed shares of the Funds’ Bear Stearns Private Client Shares is made in federal funds wired to the redeeming shareholder on the same day if redemption requests are received by PFPC by the deadlines outlined in the chart below. Payment of redemption requests that are received after the established deadlines is wired in federal funds on the next day following redemption requests. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may

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suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Portfolio	Time

TempFund	5:00 PM Eastern Time

FedFund	5:00 PM Eastern Time

MuniFund	12:00 Noon Eastern Time

California Money Fund	12:00 Noon Eastern Time

New York Money Fund	12:00 Noon Eastern Time

The Funds shall have the right to redeem Bear Stearns Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Bear Stearns Private Client Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” The Funds reserve the right to vary or waive the minimum and subsequent investment requirements. An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Bear Stearns Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Trust’s Board of Trustees, the Trust’s distributor, BlackRock Distributors, Inc., entered into an agreement with Bear Stearns. The agreement will require Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Bear Stearns Private Client Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

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Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into an agreement with Bear Stearns. The agreement will require Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Private Client Shares held by Bear Stearns. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund and FedFund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and the New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

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Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State and New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes or for federal income tax purposes if the Fund distributes exempt-interest dividends to its shareholders during the shareholders’ taxable year.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the Funds, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

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Financial Highlights

The Bear Stearns Private Client Shares do not have a financial history as of the date of this Prospectus. As a result, the financial highlights tables are intended to help you understand the financial performance of an existing share class of each Fund (Institutional Shares for the New York Money Fund and Dollar Shares for all other Funds) for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the Trust’s former independent accountants, PricewaterhouseCoopers LLP (“PwC”), whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. Effective December 16, 2003, the Trust’s new independent auditors are Deloitte & Touche LLP.

TempFund Dollar Shares

The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,				One Month Ended October 31, 1999[1]	Year Ended September 30, 1999
	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0088	$0.0161	$0.0452	$0.0586	$0.0043	$0.0470

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0088)	$($0.0161)	$(0.0452)	$(0.0586)	$(0.0043)	$(0.0470)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.89%	1.62%	4.61%	6.02%	5.15%[2]	4.81%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$3,818,036	$4,309,354	$5,677,232	$815,132	$446,569	$497,178
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%[2]	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%[2]	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.45%	0.43%	0.45%	0.45%	0.45%[2]	0.47%
Ratio of Net Investment Income to Average Daily Net Assets	0.90%	1.63%	4.32%	5.94%	5.06%[2]	4.71%

[1]	The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
[2]	Annualized.

28

FedFund Dollar Shares

The table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment Income	$0.0085	$0.0158	$0.0444	$0.0569	$0.0458

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0085)	$(0.0158)	$(0.0444)	$(0.0569)	$(0.0458)

Net Asset Value, End of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.85%	1.60%	4.53%	5.84%	4.69%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$397,344	$635,685	$814,186	$216,511	$34,611
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.50%	0.52%	0.54%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets	0.87%	1.61%	4.18%	6.04%	4.56%

MuniFund Dollar Shares

The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,				Eleven Months Ended October 31, 1999[1]	Year Ended November 30, 1998[2]
	2003	2002	2001	2000
Net Asset Value, Beginning Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0071	$0.0117	$0.0277	$0.0354	$0.0250	$0.0302

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0071)	$(0.0117)	$(0.0277)	$(0.0354)	$(0.0250)	$(0.0302)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.71%	1.18%	2.81%	3.60%	2.77%[3]	3.07%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$37,749	$74,526	$70,990	$63,619	$56,238	$51,736
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%[3]	0.50%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.44%	0.44%	0.45%[3]	0.50%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.60%	0.62%	0.64%	0.66%	0.66%[3]	0.66%
Ratio of Net Investment Income to Average Daily Net Assets	0.74%	1.18%	2.66%	3.55%	2.71%[3]	3.01%

[1]	The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
[2]	The financial highlights for the one-year ended November 30, 1998 were audited by the auditors retained by the Funds prior to PwC, whose report expressed an unqualified opinion on those financial highlights.
[3]	Annualized.

29

California Money Fund Dollar Shares

The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,				Nine Months Ended October 31,	Year Ended January 31,
	2003	2002	2001	2000	1999[1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	$0.0069	$0.0107	$0.0246	$0.0301	$0.0182	$0.0280

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0069)	$(0.0107)	$(0.0246)	$(0.0301)	$(0.0182)	$(0.0280)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.69%	1.07%	2.49%	3.05%	2.48%[2]	2.84%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$15,463	$29,922	$27,460	$10,212	$8,288	$139,601
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%[2]	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.45%	0.44%	0.45%	0.45%[2]	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.65%	0.67%	0.69%	0.69%	0.70%[2]	0.70%
Ratio of Net Investment Income to Average Daily Net Assets	0.71%	1.12%	2.45%	2.98%	2.43%[2]	2.77%

[1]	The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
[2]	Annualized.

New York Money Fund Institutional Shares

The table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each period presented.

	Year Ended October 31,				Three Months Ended October 31,	Year Ended July 31,
	2003	2002	2001	2000	1999[1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0096	$0.0131	$0.0285	$0.0364	$0.0076	$0.0289

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0096)	$(0.0131)	$(0.0285)	$(0.0364)	$(0.0076)	$(0.0289)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.96%	1.32%	2.89%	3.71%	3.06%[2]	2.93%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$347,960	$362,077	$369,989	$302,194	$323,247	$295,728
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%[2]	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.19%	0.19%	0.19%	0.19%	0.20%[2]	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.40%	0.41%	0.44%	0.46%	0.50%[2]	0.48%
Ratio of Net Investment Income to Average Daily Net Assets	0.95%	1.31%	2.82%	3.61%	3.02%[2]	2.87%

[1]	The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time.
[2]	Annualized.

30

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Trust’s investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their broker.

For purchases and redemption orders, please call your broker.

Written correspondence may be sent to your broker.

For yield information call: 1-800-821-6006

TempFund Bear Stearns Private Client Shares Code:	125
FedFund Bear Stearns Private Client Shares Code:	135
MuniFund Bear Stearns Private Client Shares Code:	145
California Money Fund Bear Stearns Private Client Shares Code:	155
New York Money Fund Bear Stearns Private Client Shares Code:	165

Information about the Trust (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.